Income Tax (Details 4) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Income Tax [Line Items]
Balance at January 1	$ 3,852,443	$ 3,314,909	$ 3,032,819
Recognized in profit and loss	(627,090)	382,904	192,070
Acquired or/ Recognized directly in equity	537,356	154,630	90,020
Balance at December 31	3,762,709	3,852,443	3,314,909
Accounts payables [Member]
Disclosure of Income Tax [Line Items]
Balance at January 1	(965,507)	(1,093,909)	(1,125,260)
Recognized in profit and loss	(223,640)	134,658	35,489
Acquired or/ Recognized directly in equity	1,972	(6,256)	(4,138)
Balance at December 31	(1,187,175)	(965,507)	(1,093,909)
Employee benefits [Member]
Disclosure of Income Tax [Line Items]
Balance at January 1	(42,221)	(32,572)	(21,515)
Recognized in profit and loss	1,915	(14,115)	(3,274)
Acquired or/ Recognized directly in equity	(5,213)	4,466	(7,783)
Balance at December 31	(45,519)	(42,221)	(32,572)
PTU payable [Member]
Disclosure of Income Tax [Line Items]
Balance at January 1	(12,700)	(9,516)	(6,800)
Recognized in profit and loss	(217)	(3,184)	(2,716)
Acquired or/ Recognized directly in equity	0	0	0
Balance at December 31	(12,917)	(12,700)	(9,516)
Tax loss carryforwards [Member]
Disclosure of Income Tax [Line Items]
Balance at January 1	(3,436)	(11,317)	(25,455)
Recognized in profit and loss	(18,577)	7,881	14,389
Acquired or/ Recognized directly in equity	0	0	(251)
Balance at December 31	(22,013)	(3,436)	(11,317)
Other provision [Member]
Disclosure of Income Tax [Line Items]
Balance at January 1	(25,803)	(6,846)	(16,101)
Recognized in profit and loss	(35,577)	(18,200)	9,379
Acquired or/ Recognized directly in equity	335	(757)	(124)
Balance at December 31	(61,045)	(25,803)	(6,846)
Goodwill [Member]
Disclosure of Income Tax [Line Items]
Balance at January 1	(19,846)	(22,326)	0
Recognized in profit and loss	10,895	6,272	(20,588)
Acquired or/ Recognized directly in equity	1,389	(3,792)	(1,738)
Balance at December 31	(7,562)	(19,846)	(22,326)
Inventories [Member]
Disclosure of Income Tax [Line Items]
Balance at January 1	1,612,890	1,400,793	1,188,259
Recognized in profit and loss	(82,523)	167,441	187,852
Acquired or/ Recognized directly in equity	71,131	44,656	24,682
Balance at December 31	1,601,498	1,612,890	1,400,793
Accounts receivables [Member]
Disclosure of Income Tax [Line Items]
Balance at January 1	438,146	382,182	410,870
Recognized in profit and loss	(16,955)	55,964	(28,688)
Acquired or/ Recognized directly in equity	0	0	0
Balance at December 31	421,191	438,146	382,182
Property, plant and equipments [Member]
Disclosure of Income Tax [Line Items]
Balance at January 1	2,566,084	2,356,019	2,365,620
Recognized in profit and loss	(351,511)	93,752	(88,973)
Acquired or/ Recognized directly in equity	213,844	116,313	79,372
Balance at December 31	2,428,417	2,566,084	2,356,019
Prepaid expenses [Member]
Disclosure of Income Tax [Line Items]
Balance at January 1	303,010	353,260	257,329
Recognized in profit and loss	90,926	(50,250)	95,931
Acquired or/ Recognized directly in equity	0	0	0
Balance at December 31	393,936	303,010	353,260
Derivative financial instruments [Member]
Disclosure of Income Tax [Line Items]
Balance at January 1	1,826	(859)	5,872
Recognized in profit and loss	(1,826)	2,685	(6,731)
Acquired or/ Recognized directly in equity	0	0	0
Balance at December 31	0	1,826	$ (859)
Intangible assets in deferred tax assets [Member]
Disclosure of Income Tax [Line Items]
Balance at January 1	0
Recognized in profit and loss	0
Acquired or/ Recognized directly in equity	253,898
Balance at December 31	$ 253,898	$ 0